Business Segment Information (Reconciliation of Assets from Segment to Consolidated) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Assets By Segment [Line Items]
Fixed assets	[1],[2]	¥ 1,864.6	¥ 1,678.5	¥ 1,697.2
U.S. GAAP adjustments	[3]	582.2	662.6	717.6
Premises and equipment-net, Goodwill, Intangible assets, and right-of-use assets related to operating leases included in Other assets		¥ 2,446.9	¥ 2,341.2	¥ 2,414.9

[1]	Income and expenses of foreign branches of MHBK and foreign subsidiaries with functional currencies other than Japanese Yen have been translated for purposes of segment reporting using the budgeted foreign currency rates. Prior period comparative amounts for such foreign currency income and expenses have been translated using current period budgeted foreign currency rates.
[2]	“Fixed assets” is presented based on Japanese GAAP and corresponds to the total amount of the following U.S. GAAP accounts: Premises and equipment-net; Goodwill; Intangible assets; and right-of-use assets related to operating leases included in Other assets. The above table does not include other asset amounts because “Fixed assets” is the only balance sheet metric that management uses when evaluating and making decisions pertaining to the operating segments. “Others” in “Fixed assets” includes assets of headquarters that have not been allocated to each segment, “Fixed assets” pertaining to consolidated subsidiaries that are not subject to allocation, consolidating adjustments, and others. Certain “Fixed assets” expenses have been allocated to each segment using reasonable allocation criteria.
[3]	The U.S. GAAP adjustments are primarily comprised of GAAP differences mainly from right-of-use assets related to operating leases not recognized under Japanese GAAP; internally developed software, which was impaired under Japanese GAAP; land, which was revalued under Japanese GAAP; and the consolidation of certain variable interest entities, which are not consolidated under Japanese GAAP.